Per Share Amounts - Schedule Representing Per Share Amounts (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Net Earnings (Loss)	$ 4,109	$ 6,450
Effect of Cumulative Dividends on Preferred Shares	(36)	(35)
Net Earnings (Loss) – Basic and Diluted	$ 4,073	$ 6,415
Basic – Weighted Average Number of Shares (in shares)	1,895,487	1,951,262
Dilutive Effect of Warrants (in shares)	22,223	44,845
Dilutive Effect of Net Settlement Rights (in shares)	7,150	10,045
Diluted Effect of Cenovus Replacement Stock Options (in shares)	580	0
Diluted - Weighted Average Number of Shares (in shares)	1,925,440	2,006,152
Net Earnings (Loss) Per Share — Basic (CAD per share)	$ 2.15	$ 3.29
Net Earnings (Loss) Per Share — Diluted (CAD per share)	$ 2.12	$ 3.20